Summary of Significant Accounting Policies - Financial Information of VIE and its Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Variable Interest Entity [Line Items]
Net revenue	¥ 3,895,846	$ 598,781	¥ 1,208,674	¥ 197,352
Net profit (loss)	1,082,907	166,440	501,490	(72,140)
Net cash provided by (used in) operating activities	1,864,540	286,573	534,048	(191,887)
Net cash used in investing activities	(2,495,575)	(383,564)	(663,059)	(132,242)
Net cash provided by (used in) financing activities	2,132,933	327,826	438,701	338,045
Net increase in cash and cash equivalents	1,486,453	228,463	312,183	15,205
Cash and cash equivalents at beginning of year	404,678	62,198	92,495	77,290
Cash and cash equivalents at end of year	1,891,131	$ 290,661	404,678	92,495
Beijing Paipairongxin and Subsidiaries
Variable Interest Entity [Line Items]
Net revenue	3,900,454		1,216,971	195,723
Net profit (loss)	730,855		314,300	29,731
Net cash provided by (used in) operating activities	1,689,054		611,551	(103,422)
Net cash used in investing activities	(1,642,454)		(712,429)	(78,561)
Net cash provided by (used in) financing activities	(31,250)		379,835	204,234
Net increase in cash and cash equivalents	15,350		278,957	22,251
Cash and cash equivalents at beginning of year	362,120		83,163	60,912
Cash and cash equivalents at end of year	¥ 377,470		¥ 362,120	¥ 83,163